Cash and cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, and Short-term Investments [Abstract]
Short-Term Investments
Cash and cash equivalents and short-term investments consist of the following:

Year ended December 31 (€, in millions)	2019	2020
Deposits with financial institutions, governments and government related bodies	434.8	1,545.3
Investments in money market funds	2,139.7	3,841.9
Bank accounts	957.8	662.2
Cash and cash equivalents	3,532.3	6,049.4

Deposits with financial institutions, governments and government related bodies	1,185.8	1,302.2
Short-term investments	1,185.8	1,302.2